Related Party Transactions	11 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 7.  Related Party Transactions

Promissory note

On July 3, 2014, the Company executed a promissory note agreement with a related party for the principal amount of $30,000. The loan bears interest at 6% per annum and matures on July 1, 2015. As of March 31, 2015, the Company had repaid all outstanding principal and interest.

Preferred stock

During June 2014, the CEO of the Company purchased 1,750 shares of preferred stock for $175,000.

During June 2014, three directors of the Company purchased 2,300 shares of preferred stock for $230,000.

Convertible note

During March 2015, the CEO of the Company loaned $200,000 to the Company in exchange for a convertible note (see Note 8).

During March 2015, two directors of the Company loaned a total of $355,000 to the Company in exchange for convertible notes (see Note 8).

Private Placement

As discussed in Note 13, during May 2015, the Company simultaneously completed a reverse merger with a public reporting company (“Parent”), in which each share of the Company’s stock was exchanged for 324.082 shares of the Parent’s common stock, and a private placement offering by the Parent of 3,531,104 shares of its common stock. As part of the private placement, one of the Company’s directors purchased 17,000 shares of Parent’s common stock for an aggregate purchase price of $25,500. The Vice President of Operations also participated in the private placement, purchasing 17,000 shares of Parent’s common stock for an aggregate purchase price of $25,500. Two investors related to the CEO of the Company participated in the private placement, purchasing 190,000 shares of Parent’s common stock for an aggregate purchase price of $285,000 (of which $130,000 was paid by conversion of a convertible note). An additional related party, who beneficially owns approximately 16.3% of the Parent’s common stock, participated in the private placement, purchasing 135,000 shares of Parent’s common stock for an aggregate purchase price of $202,500.